Other Non-current Assets	12 Months Ended
Dec. 31, 2023
Other Non-current Assets
Other Non-current Assets

11. Other Non-current Assets

Other non-current assets as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Long-term deposits	—	112,219
Loan receivables, net	81,497	58,035
Long-term prepayments	840	42,446
Prepaid rental deposits	13,530	7,812
Others	3,426	11,943
Other non-current assets	99,293	232,455